UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.1%

	Common Stocks — 99.1%

	Aerospace & Defense — 1.5%
867	Alliant Techsystems, Inc. (a)	89,734

	Auto Components — 0.9%
1,244	WABCO Holdings, Inc.	56,770

	Beverages — 1.5%
1,073	Brown-Forman Corp., Class B (c)	71,076
1,107	Constellation Brands, Inc., Class A (a)	19,554

		90,630

	Building Products — 0.8%
2,554	Owens Corning, Inc. (a) (c)	46,309

	Capital Markets — 2.1%
591	Affiliated Managers Group, Inc. (a) (c)	53,668
469	Northern Trust Corp.	31,175
874	T. Rowe Price Group, Inc. (c)	43,715

		128,558

	Chemicals — 3.6%
2,765	Albemarle Corp.	100,990
1,278	PPG Industries, Inc.	77,326
660	Sigma-Aldrich Corp.	39,369

		217,685

	Commercial Banks — 5.9%
1,494	Cullen/Frost Bankers, Inc.	79,226
1,753	M&T Bank Corp.	141,106
7,132	Synovus Financial Corp. (c)	78,880
1,846	Wilmington Trust Corp. (c)	57,407

		356,619

	Commercial Services & Supplies — 1.1%
2,394	Republic Services, Inc.	70,005

	Computers & Peripherals — 0.6%
1,566	NCR Corp. (a)	35,754

	Construction Materials — 0.8%
712	Vulcan Materials Co. (c)	47,270

	Containers & Packaging — 1.5%
1,985	Ball Corp.	91,189

	Distributors — 1.8%
2,733	Genuine Parts Co.	109,937

	Diversified Telecommunication Services — 1.7%
1,606	CenturyTel, Inc.	53,384
4,114	Windstream Corp. (c)	49,157

		102,541

	Electric Utilities — 4.2%
2,722	American Electric Power Co., Inc.	113,313
952	FirstEnergy Corp.	65,306
3,344	Westar Energy, Inc.	76,131

		254,750

	Electrical Equipment — 0.7%
1,026	Ametek, Inc.	45,056

	Electronic Equipment & Instruments — 2.4%
1,354	Amphenol Corp., Class A	50,418
2,821	Arrow Electronics, Inc. (a)	94,937

		145,355

	Energy Equipment & Services — 1.3%
2,533	Helix Energy Solutions Group, Inc. (a)	79,786

	Food & Staples Retailing — 2.3%
2,578	Safeway, Inc.	75,670
2,190	SUPERVALU, Inc.	65,641

		141,311

	Food Products — 0.7%
1,129	Dean Foods Co.	22,678
348	Wm. Wrigley, Jr., Co.	21,849

		44,527

	Gas Utilities — 4.1%
1,367	Energen Corp.	85,183
1,307	ONEOK, Inc.	58,336
1,244	Questar Corp.	70,338
1,483	UGI Corp.	36,963

		250,820

	Health Care Equipment & Supplies — 0.3%
205	Becton, Dickinson & Co.	17,573

	Health Care Providers & Services — 3.8%
2,254	Community Health Systems, Inc. (a) (c)	75,665
2,550	Coventry Health Care, Inc. (a)	102,894
1,862	Lincare Holdings, Inc. (a) (c)	52,349

		230,908

	Hotels, Restaurants & Leisure — 2.1%
2,462	Burger King Holdings, Inc.	68,093

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Hotels, Restaurants & Leisure — Continued
1,735	Marriott International, Inc., Class A	59,601

		127,694

	Household Durables — 2.1%
1,656	Fortune Brands, Inc.	115,099
554	Jarden Corp. (a)	12,042

		127,141

	Household Products — 0.9%
935	Clorox Co.	52,981

	Industrial Conglomerates — 1.0%
1,887	Carlisle Cos., Inc. (c)	63,095

	Insurance — 10.8%
2,090	Assurant, Inc.	127,210
3,280	Cincinnati Financial Corp.	124,755
936	Everest Re Group Ltd., (Bermuda)	83,800
8,089	Old Republic International Corp.	104,425
3,347	OneBeacon Insurance Group Ltd. (c)	63,654
1,390	Principal Financial Group, Inc.	77,445
2,681	W.R. Berkley Corp.	74,245

		655,534

	IT Services — 1.8%
2,893	Total System Services, Inc.	68,456
2,076	Western Union Co. (The)	44,148

		112,604

	Machinery — 2.7%
2,553	Dover Corp.	106,643
1,645	Oshkosh Corp. (c)	59,692

		166,335

	Media — 4.2%
3,168	Cablevision Systems Corp., Class A (a)	67,897
519	Clear Channel Communications, Inc.	15,156
1,862	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	35,397
913	Lamar Advertising Co., Class A (a) (c)	32,808
1,119	Omnicom Group, Inc.	49,433
83	Washington Post Co. (The), Class B	55,162

		255,853

	Metals & Mining — 0.6%
606	Carpenter Technology Corp.	33,940

	Multi-Utilities — 3.7%
5,545	CMS Energy Corp. (c)	75,073
2,316	PG&E Corp.	85,268
3,312	Xcel Energy, Inc.	66,070

		226,411

	Oil, Gas & Consumable Fuels — 5.5%
1,102	CVR Energy, Inc. (a) (c)	25,386
590	Devon Energy Corp.	61,513
955	Kinder Morgan Management LLC (a)	48,663
2,001	Teekay Corp., (Bahamas) (c)	84,995
3,430	Williams Cos., Inc.	113,125

		333,682

	Pharmaceuticals — 1.3%
4,390	Warner Chilcott Ltd., Class A (a) (c)	79,024

	Real Estate Investment Trusts (REITs) — 5.4%
1,140	Kimco Realty Corp.	44,650
660	Plum Creek Timber Co., Inc. (c)	26,870
1,086	Public Storage	96,211
1,783	Rayonier, Inc. (c)	77,444
266	Regency Centers Corp.	17,220
759	Vornado Realty Trust (c)	65,433

		327,828

	Real Estate Management & Development — 1.3%
3,958	Brookfield Properties Corp., (Canada) (c)	76,430

	Software — 0.9%
2,301	Jack Henry & Associates, Inc.	56,766

	Specialty Retail — 5.8%
1,583	AutoNation, Inc. (a)	23,700
862	AutoZone, Inc. (a)	98,161
927	Limited Brands, Inc. (c)	15,858
231	Sherwin-Williams Co. (The)	11,795
3,619	Staples, Inc.	80,023
1,487	Tiffany & Co. (c)	62,233
1,870	TJX Cos., Inc.	61,851

		353,621

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued

	Textiles, Apparel & Luxury Goods — 2.2%
434	Columbia Sportswear Co. (c)	19,100
1,482	V.F. Corp.	114,854

		133,954

	Thrifts & Mortgage Finance — 1.3%
4,603	People’s United Financial, Inc. (c)	79,681

	Tobacco — 0.8%
632	Loews Corp. - Carolina Group	45,881

	Wireless Telecommunication Services — 1.1%
1,829	Telephone & Data Systems, Inc.	68,222

	Total Long-Term Investments (Cost $5,688,585)	6,029,764

	Short-Term Investment — 0.7%

	Investment Company — 0.7%
43,112	JPMorgan Prime Money Market
	Fund, Institutional Class (m) (b) (Cost $43,112)	43,112

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 3.6%

	Certificate of Deposit — 0.2%
10,000	Unicreditio Italiano, New York, FRN, 3.43%, 05/06/08	9,997

	Corporate Notes — 3.1%
2,000	Alliance & Leicester plc (United Kingdom), 3.08%, 09/02/08	1,966
10,000	American Express Centurion Bank, FRN, 3.23%, 09/17/08	9,992
15,000	Anglo Irish Bank Corp. plc (Ireland), FRN, 3.13%, 09/05/08	15,000
15,000	ANZ National Bank Ltd., (United Kingdom), 3.21%, 02/09/09	14,997
16,050	Banque Federative du Credit Mutuel, (France), FRN, 2.90%, 08/01/08	16,050
10,000	BCP Finance Bank Ltd. (Cayman Islands), 3.17%, 09/02/08	10,000
2,500	Beta Finance, Inc., FRN, 2.38%, 02/20/09 (i) (s)	2,456
16,500	Caixa d’Estalvis de Catalunya, (Spain), FRN, 3.04%, 06/30/08	16,486
5,000	First Tennessee Bank N.A., FRN, 2.84%, 08/15/08	5,000
17,000	General Electric Capital Corp., 3.32%, 12/12/08	16,980
5,000	Metropolitan Life Global Funding I, 4.25%, 02/09/09	5,000
9,000	Metropolitan Life Global Funding I, FRN, 2.59%, 08/21/08	9,000
15,000	National Australia Bank Ltd. (Australia), 3.22%, 02/06/09	14,957
15,000	National Rural Utilities Cooperative Finance Corp., FRN, 3.12%, 09/04/08	15,000
11,000	Paccar Financial Corp., 3.34%, 09/02/08	10,989
5,000	Pricoa Global Funding I, FRN, 2.65%, 09/26/08	5,000
15,000	Svenska HandelsBanken AB, (Sweden), 4.47%, 02/06/09	15,000
10,000	Wachovia Bank N.A., FRN, 2.36%, 02/23/09	10,000

		193,873

	Repurchase Agreements — 0.1%
5,000	Barclays Capital, Inc., 2.50%, dated 03/31/08, due 04/01/08, repurchase price $5,000, collateralized by U.S. Government Agency Mortgages	5,000
41	Credit Suisse First Boston LLC, 3.01%, dated 03/31/08, due 04/01/08, repurchase price $41, collateralized by U.S. Government Agency Mortgages	41

		5,041

	Time Deposits — 0.2%
6,000	Dresdner Bank, 3.50%, 04/01/08	6,000
5,000	Natixis, New York, 3.10%, 04/01/08	5,000

		11,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $220,049)	219,911

	Total Investments — 103.4% (Cost $5,951,746 )	6,292,787

	Liabilities in Excess of Other Assets — (3.4)%	(204,367)

	NET ASSETS — 100.0%	$6,088,420

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

Time Deposits — Continued

Percentages indicated are based on net assets.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$771,510
Aggregate gross unrealized depreciation	(430,469)

Net unrealized appreciation/depreciation	$341,041

Federal income tax cost of investments	$5,951,746

ABBREVIATIONS AND DEFINITIONS:

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 23, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 23, 2008